Commitments & Contingencies (Details) - USD ($)					1 Months Ended	12 Months Ended
	Jan. 06, 2023	Nov. 03, 2022	Apr. 15, 2021	Apr. 12, 2021	Jan. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Line Items]
underwriting fee				$ 1,000,000
Deferred underwriting fee						$ 2,012,500
Expected to pay						Jan. 04, 2023
Ordinary shares (in Shares)						57,500
Fair value						$ 461,968
Expected volatility						14.00%
Risk free interest rate						0.05%
Fair value per ordinary share (in Dollars per share)						$ 8.69
Amount received						$ 2,000,000
Pipe investment						2,000,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Purchase amount				$ 750,000
underwriting fee			$ 150,000
Deferred underwriting fee			$ 2,012,500			2,012,500
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Aggregate purchase (in Shares)		1,200,000
Price per share (in Dollars per share)		$ 10
Gross proceeds		$ 12,000,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Pipe investment	$ 2,000,000				$ 2,500,000
subscription of ordinary shares	$ 200,000				$ 250,000
Business Combination [Member]
Commitments and Contingencies [Line Items]
underwriting fee						$ 20,212,500